Putnam Investments

100 Federal Street

Boston, MA 02110

December 1, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	George Putnam Balanced Fund Reg. Nos. (2-10816) (811-00058) (the “Fund”) Post-Effective Amendment No.124 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.124 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2023.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 1-2577.

Very truly yours,

George Putnam Balanced Fund

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James E. Thomas, Esq.

Ropes & Gray LLP